UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2016

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.9%
BorgWarner Inc.	2,298	$90,633
Lear Corp.	2,122	280,889

Total Auto Components		371,522

Automobiles - 0.7%
Harley-Davidson Inc.	5,417	316,028

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	9,051	471,195
Wendy’s Co.	1,820	24,606
Wyndham Worldwide Corp.	3,259	248,890

Total Hotels, Restaurants & Leisure		744,691

Household Durables - 0.9%
Garmin Ltd.	2,038	98,823
Leggett & Platt Inc.	2,346	114,672
Whirlpool Corp.	1,004	182,497

Total Household Durables		395,992

Media - 5.6%
CBS Corp., Class B Shares, Non Voting Shares	11,633	740,092
Discovery Communications Inc., Class A Shares	1,905	52,216	*
Omnicom Group Inc.	3,192	271,671
Time Warner Inc.	13,649	1,317,538

Total Media		2,381,517

Multiline Retail - 4.9%
Dollar General Corp.	3,546	262,652
Kohl’s Corp.	1,935	95,550
Macy’s Inc.	9,087	325,406
Nordstrom Inc.	4,256	203,990
Target Corp.	16,587	1,198,079

Total Multiline Retail		2,085,677

Specialty Retail - 2.4%
AutoNation Inc.	1,905	92,678	*
Bed Bath & Beyond Inc.	4,616	187,594
Best Buy Co. Inc.	5,859	250,004
CarMax Inc.	3,585	230,838	*
Foot Locker Inc.	943	66,849
Penske Automotive Group Inc.	1,070	55,469
Signet Jewelers Ltd.	740	69,753
Urban Outfitters Inc.	2,669	76,013	*

Total Specialty Retail		1,029,198

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s Inc.	511	44,146
Michael Kors Holdings Ltd.	4,341	186,576	*
PVH Corp.	834	75,260
V.F. Corp.	2,929	156,262

Total Textiles, Apparel & Luxury Goods		462,244

TOTAL CONSUMER DISCRETIONARY		7,786,869

CONSUMER STAPLES - 6.8%
Beverages - 0.5%
Brown-Forman Corp., Class B Shares	4,695	210,899

Food & Staples Retailing - 4.1%
Wal-Mart Stores Inc.	23,601	1,631,301
Whole Foods Market Inc.	4,102	126,178

Total Food & Staples Retailing		1,757,479

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Food Products - 2.2%
Archer-Daniels-Midland Co.	7,425	$338,951
Pilgrim’s Pride Corp.	5,946	112,915
Tyson Foods Inc., Class A Shares	7,491	462,045

Total Food Products		913,911

TOTAL CONSUMER STAPLES		2,882,289

FINANCIALS - 17.4%
Banks - 3.0%
Fifth Third Bancorp	14,350	387,020
JPMorgan Chase & Co.	5,898	508,938
Regions Financial Corp.	15,901	228,338
Synovus Financial Corp.	3,449	141,685

Total Banks		1,265,981

Capital Markets - 2.8%
Ameriprise Financial Inc.	5,417	600,962
E*TRADE Financial Corp.	5,188	179,764	*
Invesco Ltd.	370	11,226
LPL Financial Holdings Inc.	1,146	40,351
S&P Global Inc.	3,337	358,861

Total Capital Markets		1,191,164

Consumer Finance - 6.3%
American Express Co.	21,981	1,628,352
Discover Financial Services	12,029	867,171
Navient Corp.	11,424	187,696

Total Consumer Finance		2,683,219

Insurance - 5.3%
Allied World Assurance Co. Holdings AG	1,648	88,514
Aon PLC	2,763	308,157
Assurant Inc.	1,629	151,269
Assured Guaranty Ltd.	1,678	63,378
Primerica Inc.	589	40,729
RenaissanceRe Holdings Ltd.	961	130,908
Travelers Cos. Inc.	9,323	1,141,322
Unum Group	5,831	256,156
Validus Holdings Ltd.	1,775	97,643

Total Insurance		2,278,076

TOTAL FINANCIALS		7,418,440

HEALTH CARE - 9.2%
Biotechnology - 3.9%
Gilead Sciences Inc.	23,335	1,671,019

Health Care Equipment & Supplies - 1.5%
Baxter International Inc.	14,121	626,125

Health Care Providers & Services - 3.6%
DaVita Inc.	2,585	165,957	*
Express Scripts Holding Co.	16,309	1,121,896	*
Quest Diagnostics Inc.	2,675	245,833

Total Health Care Providers & Services		1,533,686

Pharmaceuticals - 0.2%
Mallinckrodt PLC	2,013	100,288	*

TOTAL HEALTH CARE		3,931,118

INDUSTRIALS - 24.1%
Aerospace & Defense - 9.7%
Boeing Co.	9,907	1,542,322
Curtiss-Wright Corp.	384	37,770
Lockheed Martin Corp.	2,225	556,117

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Northrop Grumman Corp.	3,664	$852,173
Spirit AeroSystems Holdings Inc., Class A Shares	1,781	103,921
United Technologies Corp.	9,529	1,044,569

Total Aerospace & Defense		4,136,872

Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc.	837	44,328

Airlines - 2.3%
Delta Air Lines Inc.	15,106	743,064
United Continental Holdings Inc.	3,232	235,548	*

Total Airlines		978,612

Building Products - 0.3%
Owens Corning	2,400	123,744

Commercial Services & Supplies - 0.0%
Copart Inc.	293	16,235	*

Electrical Equipment - 3.4%
Eaton Corp. PLC	6,303	422,868
Emerson Electric Co.	16,176	901,812
Rockwell Automation Inc.	916	123,111

Total Electrical Equipment		1,447,791

Industrial Conglomerates - 2.9%
3M Co.	7,044	1,257,847

Machinery - 2.9%
Cummins Inc.	3,035	414,793
Deere & Co.	3,198	329,522
Graco Inc.	254	21,105
Lincoln Electric Holdings Inc.	859	65,860
Nordson Corp.	729	81,684
Oshkosh Corp.	1,372	88,645
Parker Hannifin Corp.	586	82,040
Wabtec Corp.	1,684	139,806

Total Machinery		1,223,455

Professional Services - 0.4%
Manpowergroup Inc.	1,750	155,522

Road & Rail - 0.8%
Avis Budget Group Inc.	883	32,388	*
Norfolk Southern Corp.	2,969	320,860

Total Road & Rail		353,248

Trading Companies & Distributors - 1.3%
United Rentals Inc.	2,195	231,748	*
W. W. Grainger Inc.	1,406	326,544

Total Trading Companies & Distributors		558,292

TOTAL INDUSTRIALS		10,295,946

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 2.0%
Cisco Systems Inc.	28,577	863,597

Electronic Equipment, Instruments & Components - 1.6%
CDW Corp.	2,893	150,697
Corning Inc.	22,930	556,511

Total Electronic Equipment, Instruments & Components		707,208

IT Services - 0.9%
Computer Sciences Corp.	1,711	101,667
Teradata Corp.	1,569	42,630	*
Western Union Co.	11,451	248,716

Total IT Services		393,013

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials Inc.		22,086	$712,715
Integrated Device Technology Inc.		1,726	40,665	*
QUALCOMM Inc.		31,131	2,029,741
Texas Instruments Inc.		13,256	967,290

Total Semiconductors & Semiconductor Equipment			3,750,411

Software - 0.8%
CA Inc.		10,399	330,376

Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.		3,504	405,833
Hewlett Packard Enterprise Co.		31,597	731,155
NCR Corp.		106	4,299	*

Total Technology Hardware, Storage & Peripherals			1,141,287

TOTAL INFORMATION TECHNOLOGY			7,185,892

MATERIALS - 5.3%
Chemicals - 3.5%
Albemarle Corp.		2,373	204,268
Huntsman Corp.		3,289	62,754
LyondellBasell Industries NV, Class A Shares		14,154	1,214,130

Total Chemicals			1,481,152

Containers & Packaging - 1.8%
Avery Dennison Corp.		1,762	123,728
International Paper Co.		8,773	465,495
Packaging Corp. of America		2,192	185,925

Total Containers & Packaging			775,148

TOTAL MATERIALS			2,256,300

TOTAL COMMON STOCKS (Cost - $38,443,131)			41,756,854

INVESTMENTS IN UNDERLYING FUNDS - 0.9%
iShares Trust - iShares Russell 1000 Value Index Fund (Cost - $336,845)		3,250	364,097

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $38,779,976)			42,120,951

	RATE
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $480,373)	0.411%	480,373	480,373

TOTAL INVESTMENTS - 99.9% (Cost - $39,260,349#)			42,601,324
Other Assets in Excess of Liabilities - 0.1%			35,164

TOTAL NET ASSETS - 100.0%			$42,636,488

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$41,756,854	—	—	$41,756,854
Investments in Underlying Funds	364,097	—	—	364,097

Total Long-Term Investments	$42,120,951	—	—	$42,120,951

Short-Term Investments†	480,373	—	—	480,373

Total Investments	$42,601,324	—	—	$42,601,324

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,975,948
Gross unrealized depreciation	(634,973)

Net unrealized appreciation	$3,340,975

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017